Other assets (Tables)	12 Months Ended
Dec. 31, 2023
Miscellaneous assets [abstract]
Summary of other assets current and non current

	2023	2022

Advances to employees	2,671	2,585
Prepaid expenses (a)	6,081	3,806
Intangible asset acquisition rights (c)	1,886	—
Other current assets	1,143	462
Other current assets	11,781	6,853
Prepaid expenses (a)	266	95
Unamortized debt issuance costs	1,235	—
Deposit/guarantee on lease agreements (b)	2,012	1,782
Other non-current assets	285	71
Other non-current assets	3,798	1,948

(a)Prepaid expenses are composed mainly of IT services paid in advance, such as renewal of licenses and technical support services. These items will be recorded as general and administrative expenses in the period they are related to.
(b)Deposits and guarantees on lease agreements are subject to reimbursement at the end of the lease contract period. Interest is not charged on these deposits.
(c)Includes the right to acquire additional portfolio management contracts as a result of the acquisition of Move Capital S.A. (note 5(j))